Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 11,588	$ 5,406
Goods in transit	4,643	7,164
Work in process	977	1,023
Finished goods	741	127
Less: Provision	(918)	(1,038)
Inventories, net	$ 17,031	$ 12,682